Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,167	$ 5,029
Additions:
For tax positions related to the current year	393	367
For tax positions related to prior years	503	158
Reductions:
For tax positions related to prior years	(262)	(319)
Lapse of statute of limitations	(7)	(48)
Settlements with tax authorities	(44)	(20)
Balance at end of year	5,750	5,167
Unrecognized Tax Benefits	5,167	5,029	$ 5,750	$ 5,167
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			3,900
Unrecognized Tax Benefits Related To Income Tax Positions On Temporary Differences			1,900
Accrued interest and penalties			968	$ 726
Recognized Interest and Penalties Expense (Benefit)	$ 200	$ 96
Possible decrease in unrecognized tax benefits (up to $1 billion)			$ 700